Commitments and Contingencies (Details) - USD ($) $ in Thousands			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 31, 2024	Aug. 01, 2022	Aug. 31, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Line Items]
Rent payable		$ 25	$ 25
Variable lease costs								$ 100
Lease expense								100
Payment of rent	$ 25
Lease cost				$ 100	$ 100	$ 200	$ 100
Operating lease cost				$ 75	$ 150		150
Short-Term Debt [Member]
Commitments and Contingencies [Line Items]
Lease expense								$ 300	$ 300
Maintenance Variable Costs [Member]
Commitments and Contingencies [Line Items]
Operating lease cost							$ 200
Previously Reported [Member]
Commitments and Contingencies [Line Items]
Operating lease cost						75
Previously Reported [Member] | Maintenance Variable Costs [Member]
Commitments and Contingencies [Line Items]
Operating lease cost						$ 300